Change in Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for doubtful accounts
Balance, beginning of year	$ 1,275	$ 1,634	$ 2,648
Additions (reversals) charged to expense, net	(108)	(359)	(663)
Write-offs			(351)
Balance, end of year	1,167	1,275	1,634
Allowances for sales returns and discounts
Balance, beginning of year	1,059	1,919	2,709
Additions	1,600	1,320	297
Write-offs	(1,232)	(2,180)	(1,087)
Balance, end of year	$ 1,427	$ 1,059	$ 1,919